Document and Entity Information	12 Months Ended
Jun. 29, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2013
Registrant Name	FIDELITY SUMMER STREET TRUST
Central Index Key	0000225322
Amendment Flag	false
Document Creation Date	Jun. 27, 2013
Document Effective Date	Jun. 29, 2013
Prospectus Date	Jun. 29, 2013